STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Net appreciation in fair value of investments	$ 2,640,861
Interest and dividend income	1,046,573
Interest income on notes receivable from participants	41
Participant contributions	2,458,683
Rollover contributions	8,522
Marriott International, Inc. contributions	758,852
Total additions	6,913,532
Deductions:
Benefits paid to participants	2,324,765
Administrative expenses	788
Total deductions	2,325,553
Net increase	4,587,979
Net assets available for benefits at beginning of year	25,209,038
Net assets available for benefits at end of year	$ 29,797,017